COMMITMENTS AND CONTINGENCIES - Element 7 Transaction (Details)				12 Months Ended
	Mar. 06, 2024 USD ($)	Sep. 19, 2023 USD ($)	Feb. 23, 2021 USD ($) entity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Issuance of Note Receivable				$ 696,216	$ 9,887,672
Number of days VWAP of equity shares				25 days
Element 7
COMMITMENTS AND CONTINGENCIES
Number of membership received | entity			17
Consideration payable			$ 2,274,167
Suit against Element
COMMITMENTS AND CONTINGENCIES
Claims and litigations				$ 0	$ 0
Joint litigation against Element 7
COMMITMENTS AND CONTINGENCIES
Valuation amount per license				$ 750,000
Number of days VWAP of equity shares				10 days
Settlement agreed to pay		$ 2,865,000
Joint litigation against Element 7 | Subsequent event
COMMITMENTS AND CONTINGENCIES
Litigation Settlement, Amount Awarded from Other Party	$ 2,865,000
Joint litigation against Element 7 | Litigation settlement amount paid before December 15, 2023
COMMITMENTS AND CONTINGENCIES
Settlement agreed to pay		1,865,250
Settlement amount credited		$ 999,750